AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 96.1%
Unaffiliated Mutual Funds** — 95.4%
American Funds - Bond Fund of America (The) (Class R6)	9,252,303	$ 122,963,108
American Funds Insurance Series - Asset Allocation Fund	8,920,134	204,538,663
American Funds Insurance Series - Growth Fund	1,700,420	122,702,336
American Funds Insurance Series - Growth-Income Fund	3,464,334	163,620,500
American New Perspective Fund (Class R6)	3,667,799	163,620,499

Total Unaffiliated Mutual Funds (cost $778,438,516)		777,445,106

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation — 0.7%
Federal National Mortgage Assoc.
3.000%	TBA	5,950	6,031,598
(cost $5,999,182)

Total Long-Term Investments (cost $784,437,698)			783,476,704

	Shares	Value
Short-Term Investment — 5.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $40,875,503)(w)	40,875,503	$ 40,875,503

TOTAL INVESTMENTS—101.1% (cost $825,313,201)		824,352,207

Liabilities in excess of other assets(z) — (1.1)%		(9,297,692)

Net Assets — 100.0%		$ 815,054,515

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CDX	Credit Derivative Index
TBA	To Be Announced
Q	Quarterly payment frequency for swaps

**	Investment is an affiliate of the Subadvisor.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
87	2 Year U.S. Treasury Notes	Dec. 2019	$18,748,500	$ (42,076)
154	5 Year U.S. Treasury Notes	Dec. 2019	18,348,859	(91,553)
49	10 Year U.S. Treasury Notes	Dec. 2019	6,385,312	(67,957)
7	20 Year U.S. Treasury Bonds	Dec. 2019	1,136,188	(23,209)
15	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	2,878,594	(59,997)
				(284,792)
Short Position:
7	10 Year U.S. Ultra Treasury Notes	Dec. 2019	996,844	10,609
				$(274,183)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	14,800	0.602%	$298,804	$295,676	$(3,128)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
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AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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